Business Combination - Additional Information (Detail)			12 Months Ended
	Jun. 05, 2019 USD ($) shares	Oct. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Cash payments for acquisition			$ 24,497,000
Goodwill, nondeductible for tax purposes			$ 18,293,000	$ 18,293,000	$ 10,050,000	$ 10,050,000	$ 9,410,000
Common stock, shares issued | shares			5,692,123	5,707,848	5,113,951
Common stock, shares outstanding | shares			5,687,914	5,705,082	5,098,068
PSB Bancshares, Inc
Business Acquisition [Line Items]
Number of banking locations		3
Outstanding common stock exchanged for shares of company common stock | shares		60
cash received in exchange of each share		$ 6,610.00
Cash payments for acquisition		$ 24,497,000
Stock issued for acquisition | shares		222,360
Aggregate estimated value of the consideration		$ 30,500,000
Goodwill, nondeductible for tax purposes		8,243,000
Merger expenses		$ 1,840,000
Period in which fair values are subject to refinement		1 year
Accretable yield on the acquired loans			$ 62,000
PSB Bancshares, Inc | Core Deposits
Business Acquisition [Line Items]
Intangible assets amortization period		10 years
Trinity Bancorp Inc
Business Acquisition [Line Items]
Outstanding common stock exchanged for shares of company common stock | shares	0.44627
cash received in exchange of each share	$ 3.50
Cash payments for acquisition	$ 6,100,000
Stock issued for acquisition | shares	776,979
Common stock, shares issued | shares	1,741,053
Common stock, shares outstanding | shares	1,741,053